Shareholders’ Equity (Deficit) (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Summary of Company's Outstanding Warrants

The following table summarizes the Company’s outstanding warrant ADSs, with each ADS representing 2,000 Ordinary Shares, as of September 30, 2025 and December 31, 2024:

	Number of Warrant ADSs		Weighted-
	September 30,	December 31,	Average	Expiration
	2025	2024	Exercise Price	Date
Equity-classified Warrants
October 2023 Investor Pre-funded Warrants	48,387	48,387	$0.20	None
April 2025 Investor Pre-funded Warrants	1,650,000	—	$0.20	None
April 2023 Peak Bio Warrants	342,420	—	$0.81	8/31/2030
March 2025 Series A Investor Warrants	354,462	—	$0.87	3/6/2026
March 2025 Series A Investor Warrants	1,928,569	—	$0.87	3/6/2030
March 2025 Series B Investor Warrants	2,283,031	—	$0.87	3/6/2030
April 2025 Series A Investor Warrants	1,121,491	—	$0.87	4/25/2026
April 2025 Series A Investor Warrants	4,935,914	—	$0.87	4/25/2030
April 2025 Series B Investor Warrants	4,354,595	—	$0.87	4/25/2030
May 2024 Investor Warrants	4,029,754	4,029,754	$1.77	May-Jun 2027
March 2024 Placement Agent Warrants	132,061	132,061	$1.85	3/27/2029
May 2024 Placement Agent Warrants	322,380	322,380	$1.89	5/31/2029
November 2024 Investor Warrants	1,713,402	1,713,402	$2.26	Dec 2027-Jun 2028
October 2023 Placement Agent Warrants	42,550	42,550	$4.13	10/6/2028
March 2022 Investor Warrants	186,007	186,007	$28.00	3/10/2027
March 2022 Placement Agent Warrants	14,874	14,874	$30.00	3/10/2027
December 2021 Investor Warrants	107,768	107,768	$33.00	1/4/2027
December 2021 Placement Agent Warrants	8,615	8,615	$35.00	12/29/2026
2020 Investor Warrants	-	139,882	$44.00	Feb-Mar 2025
July 2021 Placement Agent Warrants	19,909	19,909	$46.40	7/7/2026
2020 Placement Warrants	-	22,481	$51.00	Feb-Mar 2025
	23,596,189	6,788,070
Liability-classified Warrants
April 2023 Peak Bio Warrants	844,593	1,187,013	$2.04	4/28/2028
September 2022 Series B Investor Warrants	519,703	754,997	$17.00	9/14/2029
November 2022 Peak Bio Warrants	1,577,556	1,577,556	$39.18	11/1/2027
	2,941,852	3,519,566
Total outstanding warrants	26,538,041	10,307,636

The following table summarizes the Company’s outstanding warrants as of December 31, 2024 and 2023:

	Number of Warrant ADSs		Weighted-
	December 31,	December 31,	Average
	2024	2023	Exercise Price	Expiration Date
Equity-classified Warrants
2019 Investor Warrants	—	59,211	$60.00	7/1/2024
2019 Placement Warrants	—	8,881	$57.00	6/28/2024
2020 Investor Warrants	139,882	139,882	$44.00	Feb-Mar 2025
2020 Placement Warrants	22,481	22,481	$51.00	Feb-Mar 2025
July 2021 Placement Agent Warrants	19,919	19,919	$46.40	7/7/2026
December 2021 Investor Warrants	107,775	107,775	$33.00	1/4/2027
December 2021 Placement Agent Warrants	8,622	8,622	$35.00	12/29/2026
March 2022 Investor Warrants	186,020	186,020	$28.00	3/10/2027
March 2022 Placement Agent Warrants	14,882	14,882	$30.00	3/10/2027
October 2023 Investor Prefunded Warrants	48,387	48,387	$0.20	None
October 2023 Placement Agent Warrants	42,550	42,550	$4.13	10/6/2028
March 2024 Placement Agent Warrants	132,061	—	$1.85	3/27/2029
May 2024 Investor Warrants	4,029,754	—	$1.77	May-Jun 2027
May 2024 Placement Agent Warrants	322,380	—	$1.89	5/31/2029
November 2024 Investor Warrants	1,713,402	—	$2.26	Dec 2027-Jun 2028
	6,788,115	658,610
Liability-classified Warrants
September 2022 Series A Investor Warrants	—	755,000	$17.00	9/14/2024
September 2022 Series B Investor Warrants	755,000	755,000	$17.00	9/14/2029
November 2022 Peak Bio Warrants	1,577,556	—	$39.18	11/1/2027
April 2023 Peak Bio Warrants	1,187,013	—	$2.04	4/28/2028
	3,519,569	1,510,000
Total outstanding	10,307,684	2,168,610

Schedule of Warrants Activity

The following table summarizes the Company’s warrant ADS activity, with each ADS representing 2,000 Ordinary Shares, for the nine months ended September 30, 2025:

	Number of	Weighted- Average
	Warrants	Exercise Price
Outstanding at December 31, 2024	10,307,636	$10.37
Issued	16,628,062	0.80
Exercised	—	—
Forfeited	(235,294)	17.00
Expired	(162,363)	44.97
Outstanding at September 30, 2025	26,538,041	$4.09

The following table summarizes the Company’s warrants activity for the year ended December 31, 2024:

	Number of	Weighted-Average
	Warrant ADSs	Exercise Price
Outstanding at December 31, 2023	2,168,610	$21.97
Issued	6,197,597	1.91
Assumed	2,764,569	23.23
Expired	(823,092)	20.52
Outstanding at December 31, 2024	10,307,684	$4.37

Schedule of Weighted Average Assumptions Used in Determining the Fair Value
Peak Bio, Inc. [Member]
Subsidiary, Sale of Stock [Line Items]
Summary of Company's Outstanding Warrants

The summary of the Company’s outstanding common stock warrants at September 30, 2024 is as follows:

Description	Number of Warrants	Exercise price per share	Expiration Date
Private Placement Warrants	2,500,000	$11.50	11/1/2027
Public Warrants	2,875,000	$11.50	11/1/2027
April 2023 Convertible note warrants	3,868,060	$0.60	4/28/2028
April 2023 Convertible note warrants, related party	176,292	$0.60	4/28/2028
Total	9,419,352

The summary of the Company’s outstanding common stock warrants at December 31, 2023 is as follows:

Description	Number of Warrants	Exercise price per share	Expiration Date
Private Placement Warrants	2,500,000	$11.50	11/1/2027
Public Warrants	2,875,000	$11.50	11/1/2027
April 2023 Convertible note warrants	3,868,060	$0.60	4/28/2028
April 2023 Convertible note warrants, related party	176,292	$0.60	4/28/2028
Outstanding Warrants	9,419,352

Schedule of Weighted Average Assumptions Used in Determining the Fair Value

Expected volatility	72.8%
Risk-free interest rate	3.51%
Expected term (in years)	5.0
Expected dividend yield	0%

Expected volatility	66.5%
Risk-free interest rate	4.94%
Expected term (in years)	0.5
Expected dividend yield	0%

Expected volatility	72.8%
Risk-free interest rate	3.51%
Expected term (in years)	5.0
Expected dividend yield	0%

Expected volatility	66.5%
Risk-free interest rate	4.94%
Expected term (in years)	0.5
Expected dividend yield	0%

Private Placement [Member] | Peak Bio, Inc. [Member]
Subsidiary, Sale of Stock [Line Items]
Schedule of Weighted Average Assumptions Used in Determining the Fair Value

The following weighted average assumptions were used in determining the fair value of the Private Placement Warrants at September 30, 2024:

September 30,
2024
Expected volatility	96%
Risk-free interest rate	3.58%
Expected term (in years)	3.09
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of the Private Placement Warrants at the date of the Ignyte Business Combination, November 1, 2022:

November 1,
2022
Expected volatility	6.85%
Risk-free interest rate	4.27%
Expected term (in years)	5.00
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of the Private Placement Warrants at December 31, 2022:

December 31,
2022
Expected volatility	30.0%
Risk-free interest rate	3.99%
Expected term (in years)	4.84
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of the Private Placement Warrants at December 31, 2023:

December 31,
2023
Expected volatility	84.0%
Risk-free interest rate	4.01%
Expected term (in years)	3.84
Expected dividend yield	0%